Segment reporting - Geographical information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	€ 3,044.5	€ 2,939.7	€ 2,606.6
Non-current assets	618.1	591.1
Revenue	3,044.5	2,939.7	2,606.6
United Kingdom
Disclosure of geographical areas [line items]
Revenue	869.4	806.2	758.3
Non-current assets	159.5	140.1
Revenue	869.4	806.2	758.3
Germany
Disclosure of geographical areas [line items]
Revenue	397.2	385.4	396.3
Non-current assets	134.9	139.0
Revenue	397.2	385.4	396.3
Italy
Disclosure of geographical areas [line items]
Revenue	377.8	408.5	417.9
Non-current assets	64.5	63.4
Revenue	377.8	408.5	417.9
France
Disclosure of geographical areas [line items]
Revenue	209.3	192.4	188.6
Revenue	209.3	192.4	188.6
SWEDEN
Disclosure of geographical areas [line items]
Revenue	138.1	149.4	148.1
Non-current assets	22.3	22.1
Revenue	138.1	149.4	148.1
CROATIA
Disclosure of geographical areas [line items]
Revenue	136.3	122.7	16.1
Non-current assets	50.3	41.8
Revenue	136.3	122.7	16.1
Austria
Disclosure of geographical areas [line items]
Revenue	126.9	122.0	129.3
Revenue	126.9	122.0	129.3
NORWAY
Disclosure of geographical areas [line items]
Revenue	124.2	126.6	121.7
Non-current assets	25.5	28.6
Revenue	124.2	126.6	121.7
SERBIA
Disclosure of geographical areas [line items]
Revenue	117.5	108.2	13.6
Non-current assets	55.1	50.3
Revenue	117.5	108.2	13.6
Spain
Disclosure of geographical areas [line items]
Revenue	82.7	78.6	75.1
Revenue	82.7	78.6	75.1
SWITZERLAND
Disclosure of geographical areas [line items]
Revenue	80.4	80.1	74.4
Revenue	80.4	80.1	74.4
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	384.7	359.6	267.2
Non-current assets	71.8	70.4
Revenue	384.7	359.6	€ 267.2
IRELAND
Disclosure of geographical areas [line items]
Non-current assets	€ 34.2	€ 35.4